Employee Benefit Plans (Asset Class) (Details) - Pension Plan [Member]	Dec. 31, 2018
Short-term securities | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.05%
Short-term securities | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.00%
Fixed Income Funds [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.50%
Fixed Income Funds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.35%
Fixed Income Funds [Member] | Foreign Pension Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.53%
Fixed Income Funds [Member] | Foreign Pension Plan [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.48%
Equity Securities, Canadian [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.22%
Equity Securities, Canadian [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.12%
Equity Securities, Non Canadian [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.55%
Equity Securities, Non Canadian [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.30%
Equity Securities, Non Canadian [Member] | Foreign Pension Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.52%
Equity Securities, Non Canadian [Member] | Foreign Pension Plan [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.47%